Personnel expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 2,391,957	₨ 1,995,635	₨ 1,756,945
Contribution to provident fund and other funds	146,709	118,101	93,706
Staff welfare expenses	22,006	28,236	16,698
Employee stock compensation expense	6,824	17,638	51,986
Employee benefits expense	2,567,496	2,159,610	1,919,335
Attributable to cost of goods sold and services rendered	1,126,000	923,404	861,896
Attributable to selling, general and administrative expenses	₨ 1,441,496	₨ 1,236,206	₨ 1,057,439